Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
List of Particular Subsidiaries Principally Affect Results, Assets or Liabilities

All the subsidiaries of the Company are unlisted. The following list contains only the particulars of subsidiaries which principally affect the results, assets or liabilities of the Group.

Name of company	Place of establishment/ operation	Registered capital	Proportion of ownership interest held by the Company	Principal activity
Henan Airlines Company Limited (i)	PRC	RMB6,000,000,000	60%	Airline transportation
Xiamen Airlines (i)&(v)	PRC	RMB8,000,000,000	55%	Airline transportation
Chongqing Airlines Company Limited (i)	PRC	RMB1,200,000,000	60%	Airline transportation
Shantou Airlines Company Limited (i)	PRC	RMB280,000,000	60%	Airline transportation
Zhuhai Airlines Company Limited (i)	PRC	RMB250,000,000	60%	Airline transportation
Guizhou Airlines Company Limited (i)	PRC	RMB910,000,000	60%	Airline transportation
Guangzhou Nanland Air Catering Company Limited (ii)	PRC	RMB240,000,000	70.5%	Air catering
Guangzhou Baiyun International Logistic Company Limited (i)	PRC	RMB50,000,000	61%	Logistics operations
Beijing Southern Airlines Ground Services Company Limited (i)	PRC	RMB18,000,000	100%	Airport ground services
Nan Lung International Freight Limited	Hong Kong	HKD3,270,000	51%	Freight services
Southern Airlines General Aviation Company Limited(i)	PRC	RMB1,000,000,000	100%	General aviation
SAIETC (i)	PRC	RMB15,000,000	100%	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited (“Zhuhai Xiang Yi”)(i)&(iv)	PRC	RMB469,848,000	100%	Flight simulation services

(i)	These subsidiaries are PRC limited liability companies.
(ii)	This subsidiary is a sino-foreign equity joint venture company established in the PRC.
(iii)	Certain subsidiaries of the Group are PRC equity joint ventures which have limited terms pursuant to the PRC law.

Southern Airlines Culture And Media Co., Ltd. [member]
Financial Information Related to Acquisition

The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition RMB million
Trade and other receivables	46
Cash and cash equivalents	2
Trade and other payables	(11)

Total net identifiable assets	37

Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	47
Cash and cash equivalents acquired	(2)

Net cash outflow	45

Goodwill

Goodwill was recognized as a result of the acquisitions as follows:

Recognized values on acquisition RMB million
Total consideration transferred	47
The fair value of 49% equity of XACM on the acquisition date	45
Less: fair value of identifiable net assets	(37)

Goodwill (Note 23)	55

Xinjiang Civil Aviation Property Management Limited [member]
Disclosure of Disposal of Subsidiaries
(vii)	The Company previously held 51.84% equity interests in Xinjiang Civil Aviation Property Management Limited (“XJCAPM”) and XJCAPM used to be the subsidiary of the Company. During the year of 2016, a third party non-controlling interests holder of XJCAPM injected capital amounting to RMB73 million to XJCAPM. This diluted the Company’s interest in XJCAPM from 51.84% to 42.80%. XJCAPM became an associate of the Company since December 2016. Details are as follows:

	Note	Net book value as of the deemed disposal date RMB million
Assets deemed disposed of:
Property, plant and equipment	20	153
Other non-current assets		15
Trade and other receivables		5
Cash and cash equivalents		67
Other current assets		15
Trade and other payables		(32)
Other current liabilities		(48)
Non-current liabilities		(2)

Net identifiable assets		173

Non-controlling interests in the former subsidiary		(83)

		90

Fair value of the remaining 42.80% equity interests		180

Net gain on deemed disposal and losing control		90

Net cash outflow from the deemed disposal		67

Xiamen Airlines Company Limited [member]
Financial Information Related to Subsidiary with Material non-controlling Interests

Set out below are the summarized financial information for Xiamen Airlines.

	2017 RMB million	2016 RMB million
Non-controlling interests percentage	45%	45%

Current assets	2,422	2,386
Non-current assets	39,689	41,689
Current liabilities	(9,963)	(13,739)
Non-current liabilities	(14,086)	(13,997)
Net assets	18,062	16,339
Carrying amount of non-controlling interests	8,547	7,623

Revenue	26,114	21,874
Profit for the year	1,477	1,223
Total comprehensive income	1,578	1,500
Profit allocated to non-controlling interests	651	532
Dividend paid to non-controlling interests	73	—

Net cash generated from operating activities	3,696	4,510
Net cash generated from/(used in) investing activities	3,671	(7,776)
Net cash (used in) / generated from financing activities	(7,613)	2,764

The information above is the amount before inter-company eliminations.

Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Financial Information Related to Acquisition

The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

	Note	Recognized values on acquisition RMB million
Property, plant and equipment, net	20	1,556
Lease prepayments		115
Trade and other receivables		70
Cash and cash equivalents		41
Other assets		32
Trade and other payables		(34)
Borrowings	35(c)	(342)
Deferred tax liabilities		(30)
Other liabilities		(24)

Total net identifiable assets		1,384

Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	678
Cash and cash equivalents acquired	(41)

Net cash outflow	637

Effect of the acquisition on the Group’s consolidated income statements

Fair value of the originally held 51% equity interests	706
Less: carrying value of the originally held 51% equity interests	(597)

Remeasurement of the originally held 51% equity interests	109

Southern Airlines Group Import and Export Trading Company [member]
Financial Information Related to Acquisition

The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

	Note	Recognized values on acquisition RMB million
Property, plant and equipment	20	7
Trade and other receivables		124
Cash and cash equivalents		211
Trade and other payables		(124)

Total net identifiable assets		218

Consideration, satisfied by cash		400

Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	400
Cash and cash equivalents acquired	(211)

Net cash outflow	189

Goodwill

Goodwill was recognized as a result of the acquisitions as follows:

Recognized values on acquisition RMB million
Total consideration transferred	400
Fair value of identifiable net assets	(218)

Goodwill (Note 23)	182